LOSS PER CLASS A and CLASS B ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	184,260,560	75,456,769	77,951,817
Share options/restricted shares
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	38,534,512	28,930,720	31,425,768
Convertible bonds
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	145,726,048	46,526,049	46,526,049